Company financial information - Cash flows (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Cash flows from operating activities
Cash generated from operations | $			$ 1,376		$ 1,523	[1]		$ 1,225	[1]
Income tax paid | $			(105)		(103)	[1]		(93)	[1]
Cumulative PIK interest paid | $	[1]							(205)
Net cash from operating activities | $			855		962	[1]		515	[1]
Cash flows from investing activities
Net cash used in investing activities | $			(575)		(492)	[1]		(3,387)	[1]
Cash flows from financing activities
Repayment of borrowings | $			(443)		(4,385)	[1]		(2,604)	[1]
Proceeds from borrowings with related party | $	[1]							748
Contribution from parent | $	[1]							485
Proceeds from share issuance | $	[1]				326			7
Dividends paid | $			(132)		(165)	[1]		(304)	[1]
Early redemption premium costs paid | $			7		91	[1]		121	[1]
Deferred debt issue costs paid | $			(5)		(38)	[1]		(68)	[1]
Net cash (outflow)/inflow from financing activities | $			(521)		(577)	[1]		3,053	[1]
Net (decrease)/increase in cash and cash equivalents | $			(254)		30
Cash and cash equivalents at the beginning of the year | $	[1]		784		813			602
Cash and cash equivalents at the end of the year | $			$ 530		$ 784	[1]		$ 813	[1]
Ardagh Group S.A.
Cash flows from operating activities
Cash generated from operations		€ (1)		€ (1)
Income tax paid		(1)
Increase in receivables				(10)
Decrease in payables		(6)
Cumulative PIK interest paid							€ (184)
Net cash from operating activities		(8)		(11)			(184)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings		9					1,112
Contribution to subsidiary undertaking				(299)			(1,110)
Dividends received		110		150			267
Net cash used in investing activities		119		(149)			269
Cash flows from financing activities
Repayment of borrowings							(880)
Proceeds from borrowings with related party							671
Contribution from parent							431
Proceeds from share issuance				309			6
Dividends paid		(112)		(148)			(270)
Early redemption premium costs paid							45
Net cash (outflow)/inflow from financing activities		(112)		161			(87)
Net (decrease)/increase in cash and cash equivalents		(1)		1			(2)
Cash and cash equivalents at the beginning of the year		€ 1					€ 2
Cash and cash equivalents at the end of the year				€ 1

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements